Investment Strategy	Jun. 22, 2026
Invesco Solar ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.	The first sentence of the third paragraph in the section titled Principal Investment Strategies of the Summary Prospectus and the section titled Summary Information – Principal Investment Strategies of the Statutory Prospectus is deleted and replaced with the following:
In order to be eligible for inclusion in the Underlying Index, stocks must be listed on a primary exchange in developed or emerging market countries, which, based on the Underlying Index methodology, are the following countries: Australia, Austria, Belgium, Brazil, Canada, Chile, Czech Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, the Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom, and the United States.